Certain transactions (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2025	Oct. 31, 2025	Jul. 31, 2024	Apr. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Praetolia Limited [Member]
Business Acquisition [Line Items]
Total Consideration				$ 10,248
Contingent payments				8,000
Liability recorded	$ 1,153				$ 1,153
Cash				$ 1,085
Praetolia Limited [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Acquisition expenses						$ 119
Autods Limited [Member]
Business Acquisition [Line Items]
Total Consideration			$ 39,339
Business Combination, Consideration Transferred			55,658
Earn-out consideration			36,000
Earn-out consideration fair value as of the acquisition			14,116
Cash			$ 9,147
Autods Limited [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Acquisition expenses						357
Autods Limited [Member] | Certain Employee [Member]
Business Acquisition [Line Items]
Cash	12,168				12,168
Autods Limited [Member] | Certain Employee [Member] | Selling and Marketing Expense [Member]
Business Acquisition [Line Items]
Acquisition expenses					4,056	$ 1,711
Yaballe Ltd. Acquisition [Member]
Business Acquisition [Line Items]
Total Consideration		$ 10,945
Business Combination, Consideration Transferred		12,598
Contingent payments		117
Earn-out consideration		17,260
Earn-out consideration fair value as of the acquisition		1,536
Cash		2,416
Yaballe Ltd. Acquisition [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Acquisition expenses					203
Yaballe Ltd. Acquisition [Member] | Certain Employee [Member]
Business Acquisition [Line Items]
Cash		$ 3,500
Yaballe Ltd. Acquisition [Member] | Certain Employee [Member] | Selling and Marketing Expense [Member]
Business Acquisition [Line Items]
Acquisition expenses					121
Yaballe Ltd. Acquisition [Member] | Certain Employee [Member] | Research and Development Expense [Member]
Business Acquisition [Line Items]
Acquisition expenses					122
Bernstein, Dreyer & Mikulic Gbr [Member]
Business Acquisition [Line Items]
Total Consideration	11,618
Business Combination, Consideration Transferred	11,711
Earn-out consideration	5,334
Bernstein, Dreyer & Mikulic Gbr [Member] | Certain Employee [Member]
Business Acquisition [Line Items]
Cash	$ 2,246				2,246
Bernstein, Dreyer & Mikulic Gbr [Member] | Certain Employee [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Acquisition expenses					54
Bernstein, Dreyer & Mikulic Gbr [Member] | Certain Employee [Member] | Selling and Marketing Expense [Member]
Business Acquisition [Line Items]
Acquisition expenses					$ 62